13. Investments in associates (Tables)	12 Months Ended
Dec. 31, 2017
Investments In Associates Tables
Investments in associates

	FIC	BINV	Other (*)	Total
Balances at 2015	361	20	1	382
Share of profit (loss) of associates – continued operations	76	-	(16)	60
Share of profit of associates – discontinued operations	29	1	-	30
Dividends – continued operations	(20)	-	-	(20)
Dividends – discontinued operations	(8)	-	-	(8)
Other movements	-	-	(9)	(9)
Exchange rates	-	-	5	5
Company reorganization (note 32)	-	-	7	7
Transfer to held for sale (note 32)	(123)	(21)	(9)	(153)
Balances at 2016	315	-	(21)	294
Share of profit(loss) of associates – continued operations	65	-	(125)	(60)
Share of profit(loss) of associates – discontinued operations	25	1	-	26
Dividends and interest on own capital – continued operations	(204)	-	-	(204)
Dividends and interest on own capital – discontinued operations	(81)	-	-	(81)
Other movements	-	-	(18)	(18)
Transfer to held for sale (note 32)	56	(1)	-	55
Balances at 2017	176	-	(164)	12

(*) Refers substantially to Cnova N.V.